INVESTMENTS - Disclosure of detailed information about investments (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments [Line Items]
Total Investments	$ 25,626	$ 10,107
Less: current portion	(16,755)	(5,494)
Non-current portion	8,871	4,613
Marketable Securities [Member]
Disclosure Of Investments [Line Items]
Total Investments	14,717	4,665
Warrants [Member]
Disclosure Of Investments [Line Items]
Total Investments	636	829
Private Company Investments [Member]
Disclosure Of Investments [Line Items]
Total Investments	$ 10,273	$ 4,613